As filed with the Securities and Exchange Commission on June 5, 2020
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	733	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	735	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3338

Jay S. Fitton
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	on (date) pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485 (a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: The sole purpose of this Post-Effective Amendment No. 733 to the Registration Statement of Trust for Professional Managers (the "Trust") is to file exhibits. This Post-Effective Amendment No. 733 incorporates by reference Parts A, B and C of the Trust's Post-Effective Amendment No. 728, filed on April 14, 2020. No changes have been made to Part A, Part B or Part C of the Registration Statement, other than those to Item 28 of Part C as set forth below. Pursuant to Rule 462(d) under the Securities Act of 1933, as amended, this Post-Effective Amendment No. 733 shall become effective immediately upon filing with the SEC.

TRUST FOR PROFESSIONAL MANAGERS
PART C
JENSEN FUNDS
OTHER INFORMATION
Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust, previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

		(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and are incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Amended and Restated Declaration of Trust and Bylaws.
(d)	(1)	(i)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 666 to its Registration Statement on Form N-1A with the SEC on September 26, 2018, and is incorporated by reference.

		(ii)
First Amendment to Investment Advisory Agreement dated October 23, 2019 was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(e)	(1)	(i)
Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A with the SEC on March 30, 2010, and is incorporated by reference.

		(ii)	First Amendment to the Distribution Agreement dated October 23, 2019 — Filed Herewith.
		(iii)
Novation Agreement dated March 31, 2020 was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)	(1)	(i)	Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A with the SEC on March 30, 2010, and is incorporated by reference.
		(ii)
First Amendment to Custody Agreement dated October 23, 2019 was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

		(iii)
Second Amendment to Custody Agreement dated November 20, 2019 was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(h)			Other Material Contracts.

	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A with the SEC on March 30, 2010, and is incorporated by reference.

(ii)
Addendum to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 666 to its Registration Statement on Form N-1A with the SEC on September 26, 2018, and is incorporated by reference.

(iii)
First Amendment to Fund Administration Servicing Agreement dated June 1, 2015 was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

		(iv)	Second Amendment to Fund Administration Servicing Agreement dated October 23, 2019 — Filed Herewith.
(v)
Third Amendment to Fund Administration Servicing Agreement dated November 20, 2019 was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A with the SEC on March 30, 2010, and is incorporated by reference.

(ii)
Addendum to the Transfer Agent Servicing Agreement dated March 31, 2017 was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(iii)
First Amendment to Transfer Agent Servicing Agreement dated October 23, 2019 was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(iv)
Second Amendment to Transfer Agent Servicing Agreement dated November 20, 2019 was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A with the SEC on March 30, 2010, and is incorporated by reference.

(ii)
First Amendment to Fund Accounting Servicing Agreement dated October 23, 2019 was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(iii)
Second Amendment to Fund Accounting Servicing Agreement dated November 20, 2019 was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 717 to its Registration Statement on Form N-1A with the SEC on January 24, 2020, and is incorporated by reference.
	(5)	(i)
Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 666 to its Registration Statement on Form N-1A with the SEC on September 26, 2018, and is incorporated by reference.

(ii)
First Amendment to Operating Expense Limitation Agreement dated October 23, 2019 was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(i)			Legal Opinions.

(1)
Opinion and Consent of Counsel (Jensen Quality Value Fund – Class J and Class I shares) was previously filed with Registrant’s Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A with the SEC on March 30, 2010, and is incorporated by reference.

(2)
Opinion and Consent of Counsel (Jensen Quality Value Fund — Class Y shares) was previously filed with Registrant’s Post-Effective Amendment No. 716 to its Registration Statement on Form N-1A with the SEC on January 15, 2020, and is incorporated by reference.

(3)
Opinion and Consent of Counsel (Jensen Global Quality Growth Fund) was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

	(4)	Consent of Counsel — Not Applicable.
(j)		Other Opinions.
	(1)	Consent of Independent Registered Public Accounting Firm — Not Applicable.
(k)		Omitted Financial Statements – Not Applicable.
(l)
Agreement Relating to Initial Capital was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)	(1)
Amended and Restated Distribution and Shareholder Servicing Plan for Class J shares was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(2)
Amended and Restated Shareholder Servicing Plan for Class I shares was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(n)
Amended and Restated Rule 18f-3 Plan was previously filed with Registrant’s Post-Effective Amendment No. 728 to its Registration Statement on Form N-1A with the SEC on April 14, 2020, and is incorporated by reference.

(o)		Reserved.
(p)		Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 672 to its Registration Statement on Form N-1A with the SEC on December 19, 2018, and is incorporated by reference.

(2)
Code of Ethics for Adviser was previously filed with Registrant’s Post-Effective Amendment No. 621 to its Registration Statement on Form N-1A with the SEC on September 19, 2017, and is incorporated by reference.

	(3)	Code of Ethics for Principal Underwriter - not applicable per Rule 17j-1(c)(3).

Item 31.    Business and Other Connections of Investment Adviser

Jensen Investment Management, Inc. (the “Adviser”) serves as the investment adviser for the Jensen Quality Value Fund and the Jensen Global Quality Growth Fund (the “Funds”). The principal business address of the Adviser is 5500 Meadows Road, Suite 200, Lake Oswego, OR 97035-3623. With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) currently on file with the Securities and Exchange Commission (“SEC”). The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.    Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”), the Funds' principal underwriter, acts as principal underwriter for the following investment companies:

1.	ABS Long/Short Strategies Fund

2.	Absolute Shares Trust

3.	AdvisorShares Trust

4.	AGF Investments Trust (f/k/a FQF Trust)

5.	AlphaCentric Prime Meridian Income Fund

6.	American Century ETF Trust

7.	American Customer Satisfaction ETF, Series of ETF Series Solutions

8.	Amplify ETF Trust

9.	ARK ETF Trust

10.	Bluestone Community Development Fund (f/k/a The 504 Fund)

11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust

12.	Brand Value ETF, Series of ETF Series Solutions

13.	Bridgeway Funds, Inc.

14.	Brinker Capital Destinations Trust

15.	Calamos Convertible and High Income Fund

16.	Calamos Convertible Opportunities and Income Fund

17.	Calamos Global Total Return Fund

18.	Carlyle Tactical Private Credit Fund

19.	Center Coast Brookfield MLP & Energy Infrastructure Fund

20.	Cliffwater Corporate Lending Fund

21.	CornerCap Group of Funds

22.	Davis Fundamental ETF Trust

23.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

24.	Defiance Next Gen Food & Agriculture ETF, Series of ETF Series Solutions

25.	Defiance Quantum ETF, Series of ETF Series Solutions

26.	Direxion Shares ETF Trust

27.	Eaton Vance NextShares Trust

28.	Eaton Vance NextShares Trust II

29.	EIP Investment Trust

30.	Ellington Income Opportunities Fund

31.	EntrepreneurShares Series Trust

32.	Esoterica Thematic Trust

33.	Evanston Alternative Opportunities Fund

34.	EventShares U.S. Legislative Opportunities ETF, Series of Listed Funds Trust

35.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)

36.	Fiera Capital Series Trust

37.	FlexShares Trust

38.	Forum Funds

39.	Forum Funds II

40.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series

41.	GraniteShares ETF Trust

42.	Guinness Atkinson Funds

43.	Infinity Core Alternative Fund

44.	Innovator ETFs Trust

45.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)

46.	Ironwood Institutional Multi-Strategy Fund LLC

47.	Ironwood Multi-Strategy Fund LLC

48.	IVA Fiduciary Trust

49.	John Hancock Exchange-Traded Fund Trust

50.	Manor Investment Funds

51.	Miller/Howard Funds Trust

52.	Miller/Howard High Income Equity Fund

53.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

54.	Morningstar Funds Trust

55.	OSI ETF Trust

56.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust

57.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

58.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

59.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

60.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

61.	Pacific Global ETF Trust

62.	Palmer Square Opportunistic Income Fund

63.	Partners Group Private Income Opportunities, LLC

64.	PENN Capital Funds Trust

65.	Performance Trust Mutual Funds, Series of Trust for Professional Managers

66.	Plan Investment Fund, Inc.

67.	PMC Funds, Series of Trust for Professional Managers

68.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions

69.	Quaker Investment Trust

70.	Renaissance Capital Greenwich Funds

71.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions

72.	RMB Investors Trust (f/k/a Burnham Investors Trust)

73.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

74.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

75.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust

76.	Salient MF Trust

77.	SharesPost 100 Fund

78.	Six Circles Trust

79.	Sound Shore Fund, Inc.

80.	Source Dividend Opportunity ETF, Series of Listed Funds Trust

81.	Strategy Shares

82.	Syntax ETF Trust

83.	Tactical Income ETF, Series of Collaborative Investment Series Trust

84.	The Chartwell Funds

85.	The Community Development Fund

86.	The Relative Value Fund

87.	Third Avenue Trust

88.	Third Avenue Variable Series Trust

89.	Tidal ETF Trust

90.	TIFF Investment Program

91.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

92.	Timothy Plan International ETF, Series of The Timothy Plan

93.	Timothy Plan US Large Cap Core ETF, Series of The Timothy Plan

94.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

95.	Transamerica ETF Trust

96.	TrueMark AI & Deep Learning Fund, Series of Listed Funds Trust

97.	TrueMark ESG Active Opportunities Fund, Series of Listed Funds Trust

98.	U.S. Global Investors Funds

99.	Variant Alternative Income Fund

100.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

101.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

102.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II

103.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II

104.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

105.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

106.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

107.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

108.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

109.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

110.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

111.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

112.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

113.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

114.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II

115.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II

116.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

117.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II

118.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II

119.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II

120.	Vivaldi Opportunities Fund

121.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)

122.	WisdomTree Trust

123.	WST Investment Trust

124.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)    To the best of Registrant's knowledge, the Manager and Executive Officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Teresa M.K. Cowan	111 E. Kilbourn Ave, Suite 1250, Milwaukee, WI 53202	Vice President	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 1250, Milwaukee, WI 53202	Chief Compliance Officer- Distribution Services	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 1250, Milwaukee, WI 53202	Chief Compliance Officer- Dealer Clearing Services	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial Operations Principal	None

(c)    Not applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Jensen Investment Management, Inc. 5500 Meadows Road, Suite 200 Lake Oswego, OR 97035-3623
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 1250 Milwaukee, WI 53202

Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 733 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 733 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 5th day of June, 2020.

TRUST FOR PROFESSIONAL MANAGERS
By:     /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 733 to the Registrant’s Registration Statement has been signed below on June 5, 2020 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By: /s/ John P. Buckel
John P. Buckel
*Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 717 to its Registration Statement on Form N-1A with the SEC on January 24, 2020, and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.

First Amendment to the Distribution Agreement	EX.99.e.(1).(ii)
Second Amendment to Fund Administration Servicing Agreement	EX.99.h.(1).(iv)